Schedule of estimated useful life of property plant and equipment (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	3 years	3 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	3 years	3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	20 years	20 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	5 years	5 years
Plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	3 years 6 months	3 years 6 months
Plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful lives of property plant and equipment	10 years	10 years
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	remaining term of lease	remaining term of lease